Condensed Balance sheet (Parenthetical) (Detail) (HKD)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1	1
Ordinary Shares, Shares issued	56,013,735	53,813,918
Ordinary Shares, Shares outstanding	56,013,735	53,813,918
Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1	1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Parent Company
Condensed Financial Statements, Captions [Line Items]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Parent Company | Common Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1
Ordinary Shares, Shares issued	56,013,735	53,813,918
Ordinary Shares, Shares outstanding	56,013,735	53,813,918
Parent Company | Common Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	1	1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650